                                                             Institutional Money
                                                                    Market Funds
                                                              Semi-Annual Report
                                      For the six months ended December 31, 1997


                                                 TREASURY ONLY MONEY MARKET FUND

                                                    GOVERNMENT MONEY MARKET FUND


                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              * are not deposits or obligations of, or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments..........................................   6
Statements of Assets and Liabilities........................................   8
Statements of Operations....................................................   9
Statements of Changes in Net Assets........................................   10
Notes to Financial Statements..............................................   11
Financial Highlights.......................................................   14

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

We are pleased to present this semiannual report for The One Group(R) Family of Mutual Funds. On the following pages, you will find an overview of the financial markets and your fund's performance for the period from July 1, 1997, through December 31, 1997.

DEAR VALUED SHAREHOLDER:
Thank you for continuing to support The One Group Family of Mutual Funds during an interesting, challenging and ultimately rewarding year for investors.

Despite strong volatility throughout 1997 and turmoil in Asia, the Dow Jones Industrial Average was up 24.94% for 1997. Never before had the index returned more than 20% for three consecutive years. The S&P 500 Index soared even higher, closing the year up 33.36%.

At the same time, and largely the result of low inflation, a strong U.S. dollar and the flight to quality spurred by the Asian crisis, U.S. bond yields ended the year on an impressive note. The 30-year Treasury, for example, ended the year yielding 5.92%, close to its 20-year low. (As bond yields fall, bond prices go up.)

ONCE AGAIN, A PHILOSOPHY REINFORCED
While the calendar-year returns for both the stock and bond markets are impressive, events in the final six months of 1997 may be the most memorable. On August 6, the Dow closed at 8,259, a record high and its peak for the calendar year. Shortly thereafter, though, volatility rocked the market, as the effects of the Asian financial crisis worked their way west. These forces culminated on Monday, October 27, when the Dow plummeted more than 554 points, its largest-ever point decline.

This drop may be the defining moment for 1997's financial markets, and it presented a significant challenge for investors. But, rather than panicking, shareholders of The One Group demonstrated a clear understanding of market dynamics and the importance of maintaining a long-term investment philosophy.

I am pleased to report that there were no significant redemptions of One Group shares after "Black Monday." To us, this implies that our investors understand the potential dangers of selling their investments based on short-term volatility. In fact, The One Group experienced a record purchase day on Tuesday, October 28, indicating that investors realize the benefits of staying focused on the stock market's long-term potential.

TAX BILL CHANGES FACE OF INVESTING
The second half of 1997 may be remembered as much for the jubilance it brought investors as for the turmoil. The Taxpayer Relief Act of 1997 became law, ushering in lower capital gains taxes for investors and new investment opportunities poised to change the face of investing for years to come.

The cut in the capital gains tax rate may make investing in stocks even more attractive for many investors. As you are planning for your future financial needs and taking into consideration your appropriate asset allocation, please do not overlook the impact of the new tax treatment of capital gains.

And, while you're planning for your financial future, take note that the 1997 tax law makes investing in IRAs even more attractive, particularly with the introduction of the Roth IRA, a new type of account that offers tax-exempt distributions in retirement. In addition, the Traditional IRA has been enhanced with many new features.

The One Group can help you incorporate any of these retirement accounts into your investment plan. Speak to your investment representative or call 1-800-480-4111 for more information on IRAs.

SEEK ADVICE FOR A YEAR'S WORTH OF EVENTS
With 1997's record volatility and the new investment opportunities introduced by the tax law, now may be an ideal time to meet with your investment professional and make sure your investment plan remains on track to meet your financial needs.

As you probably know, your asset allocation--or the way your investment dollars are strategically distributed among stock, bond and cash investments according to your goals, risk tolerance and investing time frame--may be the single-greatest determinant of your long-term investment success. After a year full of market ups and downs, your asset allocation probably shifted. For example, stock market appreciation may have caused your allocation to equities to swing higher than called for in your plan. Your investment professional can help you evaluate your plan and, if necessary, get it back on track.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Furthermore, your investment representative can help you make the most of the Taxpayer Relief Act of 1997. Many of the provisions take effect with the 1998 tax year, so make sure you start off the year with the strategy that's most appropriate for you.

Thank you for investing with The One Group Family of Mutual Funds and for your ongoing support of the firm's time-tested investment philosophies. We look forward to helping you achieve your financial goals in 1998 and beyond.

Sincerely,

/s/ DAVID J. KUNDERT
---------------------
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

[DAVID J. KUNDERT PHOTO]

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.
(2/98)

--------------------------------------------------------------------------------
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

ECONOMIC GROWTH REMAINS STRONG
Despite showing a slight slowdown from the first half of the year, U.S. economic growth during the second half of 1997 remained robust at a growth rate of 3.7%. For the entire 12-month period, the U.S. economy grew by a 3.8% growth rate.

Firm employment gains and strong consumer confidence fueled the growth rate. The unemployment rate headed steadily downward, ending the year at 4.7%. The economy witnessed an average of 301,500 new non-farm jobs being created per month, when all that is needed to absorb the growth in the labor force and keep the unemployment rate steady is 150,000.

LONG-TERM INTEREST RATES DECLINE
Slightly higher inflation in 1996 kept long-term interest rates relatively high throughout much of 1997. With prices climbing 3.3% on a year-over-year basis in 1996, investors feared that inflation would keep that pace or even climb higher in 1997.

But, as the year unfolded it became apparent that inflation was, indeed, under control. For the final six months of the year the inflation rate was 2.0%, and for the entire year prices were up only 1.7%, the best performance in 11 years.

Low prices helped pave the way for a significant decline in long-term interest rates by the end of the year. Also significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. As worldwide events unfolded during the second half of the year, it became clear that the Asian economies would weaken. This caused investors throughout the world to turn to the safety of U.S. Treasury securities, which helped drive up prices.

As a result of these events, long-term interest rates showed a significant decline during the second half of 1997--a decline that was much greater than the economic fundamentals supported. At the end of the year, the yield on the 30-year U.S. Treasury bond was 5.92%, after starting the year at 6.64% and climbing to a high of 7.17% in early April.

FED REMAINS IDLE
The Federal Reserve remained on the sidelines during the second half of the year, after raising interest rates just once in all of 1997--a 0.25% increase of the federal funds rate in March. This lack of monetary policy action kept short-term interest rates relatively steady for the remainder of the year.

The impact of the Asian currency crisis and market meltdowns may have contributed to the Fed's decision to keep rates unchanged in the second half of 1997. While strong economic growth certainly created a valid reason for another rate hike, the Fed resisted the temptation, figuring that the Asian situation would contribute to slower growth ahead.

LOOKING AHEAD
In terms of U.S. economic growth, the Asian crisis remains a factor that can't be ignored. Thirty percent of U.S. exports go to Asia, and with many Asian countries facing currency devaluations of 35% to 80%, consumers in that region have significantly less purchasing power. Furthermore, there's the possibility that this currency crisis could spread to Latin America, where another 20% of U.S. exports are at risk if there are some currency devaluations.

The United States accounts for 28% of the non-Asian global economy, and, therefore, should be heavily influenced by the change in trade flows from Asia. Asian stock markets have dropped nearly 70% over the last several months, which undoubtedly will be reflected in lower overall consumption, particularly for foreign imports. And, as prices on goods produced in Asia continue to fall, U.S. imports from that region should go up.

As a result, cheaper goods coming from Asia, and possibly Latin America, should force domestic competitors to lower their prices (or face sharply lower sales prospects). This could push the U.S. inflation rate to as low as 1.5% in 1998, compared to 1.7% in 1997 and 3.3% in 1996. At the same time, fewer U.S. exports and greater imports should cause economic growth to slow to a 2% year-over-year average for 1998.

--------------------------------------------------------------------------------
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Given all the instability overseas and the impending effects of a slowdown in the U.S. economy, we believe that the Federal Reserve will lower interest rates in 1998, probably sometime in the second half of the year. Long-term interest rates should continue their downward trend, due to lower inflation and lower economic growth. By the end of the year, we may see the yield on the 30-year Treasury bond somewhere between 5.5% and 5.75%.

/s/ ANTHONY CHAN
------------------
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (98.6%):
U.S. Treasury Bills (25.7%):
$125,412    1/22/98 (b)........................   $125,033
   4,490    2/5/98.............................      4,467
   2,489    2/12/98............................      2,473
   5,000    3/5/98.............................      4,953
  52,500    3/26/98............................     51,861
   8,940    11/12/98...........................      8,528
                                                  --------
                                                   197,315
                                                  --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (72.9%):
$100,000    7.88%, 1/15/98.....................   $100,090
 125,000    5.63%, 1/31/98.....................    124,993
 189,177    7.25%, 2/17/98.....................    189,546
  75,000    5.13%, 2/28/98.....................     74,950
   1,065    7.88%, 4/15/98.....................      1,072
  50,000    7.88%, 4/30/98 (b).................     50,060
   5,000    5.25%, 7/31/98.....................      4,990
  15,000    6.13%, 8/31/98.....................     15,039
                                                  --------
                                                   560,740
                                                  --------
  Total U.S. Treasury Obligations                  758,055
                                                  --------
Total (Amortized Cost $758,055) (a)               $758,055
                                                  ========

------------

Percentages indicated are based on net assets of $768,616.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (46.2%):
Federal Farm Credit Bank (4.9%):
$ 25,000    5.66%, 1/30/98.....................  $   24,888
  25,000    5.45%, 3/3/98......................      24,988
  25,000    5.60%, 10/1/98.....................      24,960
                                                 ----------
                                                     74,836
                                                 ----------
Federal Home Loan Bank (10.9%):
   9,750    5.99%, 2/9/98......................       9,753
  25,000    6.12%, 4/17/98.....................      24,999
  45,000    5.90%, 6/19/98.....................      45,049
  25,000    5.80%, 9/18/98.....................      25,013
   7,550    5.69%, 10/2/98.....................       7,552
  20,000    5.68%, 10/16/98....................      19,989
  10,000    5.90%, 10/23/98*...................       9,998
  25,000    5.84%, 12/17/98....................      24,987
                                                 ----------
                                                    167,340
                                                 ----------
Federal Home Loan Mortgage Corp. (3.7%):
  25,000    5.73%, 2/20/98.....................      24,804
   6,500    5.72%, 3/17/98.....................       6,501
  25,000    5.95%, 6/19/98.....................      24,994
                                                 ----------
                                                     56,299
                                                 ----------
Federal National Mortgage Assoc. (19.6%):
  22,000    5.48%, 1/2/98......................      22,000
  25,000    5.48%, 1/2/98......................      25,000
  45,000    5.55%, 1/28/98.....................      44,815
  25,000    5.48%, 2/5/98......................      24,869
  25,000    6.02%, 4/15/98.....................      24,993
  25,000    6.08%, 5/6/98......................      25,031
  48,420    5.89%, 5/21/98.....................      48,405
  25,000    5.72%, 8/28/98.....................      25,016
  20,000    5.71%, 9/9/98......................      19,982
  10,000    5.94%, 11/4/98*....................       9,997
   4,000    5.50%, 6/2/99*.....................       4,000
  20,000    5.50%, 7/26/99*....................      20,000
  10,000    5.50%, 9/22/99*....................      10,000
                                                 ----------
                                                    304,108
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Student Loan Marketing Assoc. (7.1%):
$ 65,000    5.62%, 9/28/98*....................  $   64,914
  25,000    5.62%, 11/10/98*...................      24,999
  10,000    5.64%, 1/13/99*....................      10,000
  10,000    5.65%, 8/2/99*.....................       9,998
                                                 ----------
                                                    109,911
                                                 ----------
        Total U.S. Government Agency Securities     712,494
                                                 ----------
U.S. TREASURY OBLIGATIONS (1.6%):
U.S. Treasury Notes (1.6%):
  25,000    5.25%, 7/31/98.....................      24,949
                                                 ----------
                Total U.S. Treasury Obligations      24,949
                                                 ----------
REPURCHASE AGREEMENTS (52.2%):
 325,000    Barclays De Zoette Wedd Securities,
              Inc., 6.67%, 1/2/98
              (collateralized by $320,594
              various U.S. Government Agency
              Securities, 5.95% - 7.00%,
              1/8/98 - 8/13/07, market value
              $331,501)........................     325,000
 352,000    HSBC Securities, Inc., 6.60%,
              1/2/98 (collateralized by
              $355,405 various U.S. Government
              Agency Securities, 0.00% - 9.65%,
              2/2/98 - 11/2/18, market value
              $359,041)........................     352,000
  77,000    Lehman Brothers Holdings, Inc.,
              5.90%, 1/2/98 (collateralized by
              $214,151 various U.S. Treasury
              STRIPS, 11/15/04 - 2/15/26,
              market value $78,541)............      77,000
  51,233    Prudential Securities, 6.80%,
              1/2/98 (collateralized by $73,843
              various U.S. Goverment
              Securities, 0.00% -  9.25%,
              2/4/00 - 10/1/27, market value
              $52,532).........................      51,233
                                                 ----------
                    Total Repurchase Agreements     805,233
                                                 ----------
         Total (Amortized Cost $1,542,676) (a)   $1,542,676
                                                 ==========

------------

Percentages indicated are based on net assets of $1,542,248.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                              TREASURY ONLY    GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              -------------   -------------
ASSETS:
Investments, at amortized cost..............................    $758,055       $  737,443
Repurchase agreements, at cost..............................          --          805,233
                                                                --------       ----------
Total.......................................................     758,055        1,542,676
Cash........................................................           1               --
Interest receivable.........................................      13,971            7,428
Deferred organization costs.................................           1               10
Prepaid expenses and other assets...........................          --               12
                                                                --------       ----------
TOTAL ASSETS................................................     772,028        1,550,126
                                                                --------       ----------
LIABILITIES:
Dividends payable...........................................       3,315            7,697
Accrued expenses and other payables:
     Investment advisory fees...............................          51              111
     Administration fees....................................          32               70
     Other..................................................          14               --
                                                                --------       ----------
TOTAL LIABILITIES...........................................       3,412            7,878
                                                                --------       ----------
NET ASSETS:
Capital.....................................................     768,705        1,542,372
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................         (89)            (124)
                                                                --------       ----------
NET ASSETS..................................................    $768,616       $1,542,248
                                                                ========       ==========
Outstanding shares of beneficial interest...................     768,703        1,542,372
                                                                ========       ==========
Net Asset Value:
  Offering and redemption price per share...................        $1.00           $1.00
                                                                ========          =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                              TREASURY ONLY    GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND
                                                              -------------   -------------
INVESTMENT INCOME:
Interest income.............................................     $16,252         $39,842
Income from securities lending..............................          85               3
                                                                 -------         -------
TOTAL INCOME................................................      16,337          39,845
                                                                 -------         -------
EXPENSES:
Investment advisory fees....................................         246             561
Administration fees.........................................         153             351
Custodian and accounting fees...............................          14              24
Legal and audit fees........................................           2              --
Organization costs..........................................           2              10
Trustees' fees and expenses.................................           4               4
Transfer agent fees.........................................           5               2
Registration and filing fees................................          15              67
Printing costs..............................................           1               1
Other.......................................................          18               3
                                                                 -------         -------
TOTAL EXPENSES..............................................         460           1,023
                                                                 -------         -------
Net Investment Income.......................................      15,877          38,822
                                                                 -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment transactions....           3              61
                                                                 -------         -------
Net increase in net assets resulting from operations........     $15,880         $38,883
                                                                 =======         =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                     TREASURY ONLY MONEY            GOVERNMENT MONEY
                                                         MARKET FUND                  MARKET FUND
                                                  --------------------------   --------------------------
                                                   SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                     ENDED          ENDED         ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                      1997          1997           1997          1997
                                                  -----------    -----------   -----------    -----------

                                                  (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income......................  $    15,877    $    24,629   $    38,822    $    56,288
     Net realized gains (losses) from investment
       transactions.............................            3            (16)           61           (119)
                                                  -----------    -----------   -----------    -----------
Change in net assets resulting from
  operations....................................       15,880         24,613        38,883         56,169
                                                  -----------    -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income.................      (15,877)       (24,629)      (38,822)       (56,288)
                                                  -----------    -----------   -----------    -----------
Change in net assets from shareholder
  distributions.................................      (15,877)       (24,629)      (38,822)       (56,288)
                                                  -----------    -----------   -----------    -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued................    1,093,772      1,603,666     2,956,522      4,075,935
     Dividends reinvested.......................        1,501          3,409         7,351         11,375
     Cost of shares redeemed....................     (807,520)    (1,542,160)   (2,505,124)    (3,859,366)
                                                  -----------    -----------   -----------    -----------
Change in net assets from share transactions....      287,753         64,915       458,749        227,944
                                                  -----------    -----------   -----------    -----------
Change in Net Assets............................      287,756         64,899       458,810        227,825
NET ASSETS:
     Beginning of period........................      480,860        415,961     1,083,438        855,613
                                                  -----------    -----------   -----------    -----------
     End of period..............................  $   768,616    $   480,860   $ 1,542,248    $ 1,083,438
                                                  ===========    ===========   ===========    ===========
SHARE TRANSACTIONS:
     Issued.....................................    1,093,772      1,603,664     2,956,522      4,075,935
     Reinvested.................................        1,501          3,409         7,351         11,375
     Redeemed...................................     (807,520)    (1,542,160)   (2,505,124)    (3,859,366)
                                                  -----------    -----------   -----------    -----------
Change in shares................................      287,753         64,913       458,749        227,944
                                                  ===========    ===========   ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1997
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Funds' investment objectives are as follows:

                   FUND                                             OBJECTIVE
                   ----                                             ---------
      Treasury Only Money Market Fund       High current income with liquidity and stability of
                                             principal with the added assurance of a fund that does
                                             not purchase securities that are subject to repurchase
                                             agreements.

      Government Money Market Fund          High current income with liquidity and stability of
                                             principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.


       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1997, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                              AMORTIZED COST
                                                                OF LOANED
                                                                SECURITIES
                                                              --------------
Treasury Only Money Market Fund.............................     $171,768

       The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1997.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

       ORGANIZATION COSTS

       Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by
Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active Funds, and not all Funds offer all classes of shares. As of December 31, 1997, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   -----------------------------------------------------------------------------
   The One Group Family of Mutual Funds

   -----------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                                                                 TREASURY ONLY MONEY MARKET FUND
                                               --------------------------------------------------------------------
                                                SIX MONTHS                                                APRIL 16,
                                                  ENDED                 YEARS ENDED JUNE 30,               1993 TO
                                               DECEMBER 31,   -----------------------------------------   JUNE 30,
                                                   1997         1997       1996       1995       1994      1993(A)
                                               ------------   --------   --------   --------   --------   ---------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........................    $  1.000     $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000
                                                 --------     --------   --------   --------   --------    -------
Investment Activities:
  Net investment income......................       0.026        0.051      0.052      0.051      0.032      0.006
                                                 --------     --------   --------   --------   --------    -------
Distributions:
  Net investment income......................      (0.026)      (0.051)    (0.052)    (0.051)    (0.032)    (0.006)
                                                 --------     --------   --------   --------   --------    -------
NET ASSET VALUE,
  END OF PERIOD..............................    $  1.000     $  1.000   $  1.000   $  1.000   $  1.000    $ 1.000
                                                 ========     ========   ========   ========   ========    =======
Total Return.................................        2.64%(b)     5.24%      5.38%      5.22%      3.23%      2.96%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........    $768,616     $480,860   $415,961   $288,697   $217,725    $60,330
  Ratio of expenses to average net assets....        0.15%(c)     0.15%      0.17%      0.20%      0.15%      0.07%(c)
  Ratio of net investment income to average
    net assets...............................        5.18%(c)     5.12%      5.23%      5.14%      3.23%      2.95%(c)
  Ratio of expenses to average net assets*...        0.15%(c)     0.15%      0.17%      0.21%      0.22%      0.33%(c)
  Ratio of net investment income to average
    net assets*..............................        5.18%(c)     5.12%      5.23%      5.13%      3.16%      2.69%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      GOVERNMENT MONEY MARKET FUND
                                               --------------------------------------------------------------------------
                                                SIX MONTHS                                                       JUNE 14,
                                                  ENDED                     YEARS ENDED JUNE 30,                 1993 TO
                                               DECEMBER 31,    ----------------------------------------------    JUNE 30,
                                                   1997           1997         1996        1995        1994      1993(a)
                                               ------------    ----------    --------    --------    --------    --------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......................     $    1.000     $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                ----------     ----------    --------    --------    --------    --------
Investment Activities:
  Net investment income....................          0.028          0.053       0.055       0.053       0.033       0.001
                                                ----------     ----------    --------    --------    --------    --------
Distributions:
  Net investment income....................         (0.028)        (0.053)     (0.055)     (0.053)     (0.033)     (0.001)
                                                ----------     ----------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................     $    1.000     $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                ==========     ==========    ========    ========    ========    ========
Total Return...............................           2.82%(b)       5.43%       5.61%       5.41%       3.40%       3.28%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........     $1,542,248     $1,083,438    $855,613    $720,699    $692,253    $244,991
  Ratio of expenses to average net
    assets.................................           0.15%(c)       0.14%       0.18%       0.21%       0.11%       0.07%(c)
  Ratio of net investment income to average
    net assets.............................           5.53%(c)       5.31%       5.46%       5.28%       3.41%       3.13%(c)
  Ratio of expenses to average net
    assets*................................           0.15%(c)       0.14%       0.18%       0.22%       0.20%       0.33%(c)
  Ratio of net investment income to average
    net assets*............................           5.53%(c)       5.31%       5.46%       5.27%       3.32%       2.87%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

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
Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT
ADVISORS
CORPORATION



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